Average Annual Total Returns - Class A Class C Class I Shares - Victory Market Neutral Income Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions Life of Class		Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 1 Year	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 5 Years	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	(3.46%)	2.02%	1.09%	[1]	(4.22%)	1.22%	0.40%	[1]	(1.71%)	1.47%	0.71%	[1]	0.72%	2.44%	1.16%	[1]	2.81%	3.50%	2.23%	[1]	2.25%	1.05%	0.75%	[1]

[1]	Inception date of the Fund is November 20, 2012.